Contingencies and Commitments - Schedule of Estimated Dates of the Respective Legal Contingencies (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Estimated Dates of the Respective Legal Contingencies [Line Items]
Legal contingencies	$ 2,037	$ 1,592
2026 [Member]
Schedule of Estimated Dates of the Respective Legal Contingencies [Line Items]
Legal contingencies	596
2027 [Member]
Schedule of Estimated Dates of the Respective Legal Contingencies [Line Items]
Legal contingencies	1,441
2028 [Member]
Schedule of Estimated Dates of the Respective Legal Contingencies [Line Items]
Legal contingencies
2029 [Member]
Schedule of Estimated Dates of the Respective Legal Contingencies [Line Items]
Legal contingencies
2030 [Member]
Schedule of Estimated Dates of the Respective Legal Contingencies [Line Items]
Legal contingencies